S-K 1602, SPAC Registered Offerings	Oct. 03, 2025
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

If we are unable to complete our business combination within 21 months from the closing of this offering, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals (less up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law and as further described herein. However, we may hold a shareholder vote at any time to amend our amended and restated memorandum and articles of association to modify the amount of time we will have to consummate a business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated a business combination within the time periods described herein or with respect to any other material provisions relating to shareholders’ rights or pre-business combination activity), in which case we will provide our shareholders with the opportunity to redeem their shares in connection therewith.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price and our net tangible book value (“NTBV”), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option. See the sections titled “Prospectus Summary — Dilution” and “Dilution” for more information.

Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.13	$6.48	$3.52	$5.47	$4.53	$3.63	$6.37	$(0.72)	$10.72
Assuming No Exercise of Over-Allotment Option
$7.12	$6.47	$3.53	$5.45	$4.55	$3.62	$6.38	$(0.72)	$10.72

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our Business Strategy and Acquisition Criteria

We intend to focus our efforts on identifying and completing a business combination with a company that aligns with our team’s experiences, expertise and network of relationships. We believe this will allow us to generate a differentiated pipeline of acquisition opportunities and lead to executing a business combination with an attractive target company on compelling terms.

We have identified the following general criteria and guidelines as we evaluate prospective target companies:

•        Industries:    We intend to focus primarily on companies in industries where collectively or individually our officers and directors have unique expertise and relationships so as to ensure that we can structure a transaction on compelling terms, convey such terms and add value long-term to the management of the company.

•        Strong management team:    The strength of the management team of the target business is expected to be a critical component in our review process. We will seek to partner with a visionary, experienced and professional management team that can drive sustainable, long-term value creation.

•        Market-ready:    We intend to focus on companies that have been managed in such as a way as to be ready to operate as a successful public company from the outset and who understand the advantages and constraints of being a publicly-listed company.

•        Fundamentally sound financial performance:    We intend to focus on companies with fundamentally sound financial performance, with visibility into revenue and cash flow growth and relatively predictable future financial performance.

•        Valuation range:    We intend to focus primarily on investment opportunities with an enterprise value of approximately $500 million to $1.5 billion, offering sufficient size and liquidity to ensure success as a publicly-listed company. We intend to maintain a strict discipline on valuation, focusing on companies with positive cash flows that can be readily valued using the trading and transaction multiples of comparable companies.

•        Defensible market position with sustainable competitive advantage:    We intend to favor targets that have a strong competitive advantage or are category leaders in their respective verticals. We expect to target companies that have strong intellectual property, technology, or brand equity within their respective sectors and that can be further monetized, including on a global basis.

•        Benefit from being a public company:    We intend to focus on businesses that would benefit from being publicly traded in the United States, including access to broader sources of capital and expanded market awareness. This improved access to capital could allow the target to accelerate growth, pursue new projects, retain and hire employees, and expand into new geographies or businesses.

•        Sustainability, resilience and adaptability:    We believe that sustainability, resilience and adaptability are critical qualities for companies to succeed in the current environment. We intend to focus on companies that make sustainability a prominent component of their decision-making process.

•        Cultural fit:    We intend to focus on management teams that embrace the potential to utilize our operating, strategic, financing and M&A experience and capabilities to maximize the value to shareholders and share in our values and management philosophy, including as pertains to environmental, societal and governance considerations.

These criteria are not intended to be exhaustive. While we intend to use these criteria in evaluating the attractiveness of potential business combination opportunities, we may ultimately decide to enter into a business combination with a target business that does not meet these criteria, if we determine other factors that make such target business compelling.

SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have up to 21 months from the closing of this offering to consummate a business combination. If we are unable to consummate our business combination within such time period, we will, as promptly as possible but not more than 10 business days thereafter, redeem 100% of our outstanding public shares for a pro rata portion of the funds held in the trust account, including a pro rata portion of any interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals (and less up to $100,000 for liquidation and dissolution expenses), and then seek to dissolve and liquidate.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	21 months
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Redemption of public shares and distribution and liquidation if no business combination

  Our amended and restated memorandum and articles of association provides that we will have only 21 months from the closing of this offering to complete our business combination. If we are unable to complete our business combination within such time period, we will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals (less up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, dissolve and liquidate, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our rights, which will expire worthless if we fail to complete our business combination within the 21-month time period.

EBC has agreed to waive its rights to the deferred underwriting commission held in the trust account in the event we do not complete our business combination within the completion window and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

Our initial shareholders have waived their rights to liquidating distributions from the trust account with respect to any founder shares or private shares held by them if we fail to complete our business combination within 21 months from the closing of this offering. However, if our initial shareholders acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our business combination within the allotted time period.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

The rules of NASDAQ provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private units, $100,000,000 (or $115,000,000 if the underwriters’ over-allotment option is exercised in full), will be placed at a U.S. chartered commercial bank with consolidated assets of $100 billion or more) with Continental Stock Transfer & Trust Company, acting as trustee, and will be held in demand deposit or cash accounts or invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. We estimate that the interest earned on the trust account will be approximately $3 million per year, assuming an interest rate of 3% per year; however, we can provide no assurance regarding this amount. Except with respect to interest earned on the funds held in the trust account that may be released to us pursuant to permitted withdrawals, the proceeds from this offering and the sale of the private units that are deposited in the trust account will not be released from the trust account until the earliest to occur of: (a) the completion of our business combination, (b) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (i) to modify the substance or timing of our obligation to allow redemption in connection with our business combination or to redeem 100% of our public shares if we do not complete our business combination within 21 months from the closing of this offering or (ii) with respect to any other provision relating to shareholders’ rights or pre-business combination activity and (c) the redemption of our public shares if we are unable to complete our business combination within 21 months from the closing of this offering, subject to applicable law.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our business combination as well as paying our expenses, including the deferred underwriting commissions. If our business combination is paid for using equity or debt instruments, or not all of the funds released from the trust account are used for payment of the consideration in connection with our business combination, we may apply the balance of the cash released from the trust account for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our business combination, to fund the purchase of other assets, companies or for working capital
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares upon the completion of our business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the business combination including interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to EBC. Our initial shareholders have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares, private shares and any public shares held by them in connection with the completion of our business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, or contractual obligations to other entities pursuant to which such officer or director is or will be required to present business combination opportunities to such entity. Accordingly, in the future, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such opportunity to such entity. Certain members of our management team have fiduciary duties or are subject to contractual obligations or policies and procedures that require them to present business opportunities that may be appropriate for other special purpose acquisition companies to such special purpose acquisition company. Our Chairman and Chief Executive Officer, Mr. Charlier, currently serves as an independent director of Tavia Acquisition Corp, which is also a special purpose acquisition company actively seeking to effect a business combination. Mr. Charlier has fiduciary and contractual obligations to Tavia Acquisition Corp. There may be overlap between companies that would be a suitable business combination for us and companies that would be a suitable target for Tavia Acquisition Corp. Accordingly, Mr. Charlier’s obligations to Tavia Acquisition Corp. may present a material conflict of interest. For more information on Tavia Acquisition Corp., including on its investment strategy, see the sections titled “Management — Other SPAC Experience.” Mr. Charlier also has fiduciary obligations to La Française de l’Energie, a publicly held French clean energy production company for which he serves as an independent director, and Pure Grass Films, a UK-based film and TV series production company, for which he serves as chairman. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Members of our management team directly or indirectly own founder shares and, accordingly may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our business combination.

•        The per share price that the members of management team paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if the Company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

•        In the event we do not consummate a business combination within the completion window, the founder shares, the rights, the private units, and their underlying securities will expire worthless, which could create an incentive for our officers and directors to complete any transaction, regardless of its ultimate value.

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated.

•        Our shareholders prior to this offering have agreed to waive their redemption rights with respect to any founder shares, EBC founder shares, private shares and any public shares held by them in connection with the consummation of our business combination. Additionally, they have agreed to waive their redemption rights with respect to any founder shares, EBC founder shares and private shares held by them if we fail to consummate our business combination within 18 months from the closing of this offering. If we do not complete our business combination within such applicable time period, the funds held in the trust account will be used to fund the redemption of only our public shares, and the private units and underlying securities will not be redeemed. The founder shares will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow until six months after the date of the consummation of the business combination, or earlier, if, subsequent to our business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property. Since members of our management may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to complete our business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our business combination.

•        Our initial shareholders may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our initial shareholders, officers, directors or their affiliates to finance transaction costs in connection with an intended business combination. Up to $1,500,000 of such loans may be convertible into working capital units at a price of $10.00 per unit at the option of the lender. Such working capital units would be identical to the private units sold in the private placement.

•        We will reimburse our sponsor or an affiliate thereof in an amount equal to $10,000 per month for office space and administrative support made available to us, as described elsewhere in this prospectus.

•        Upon consummation of this offering, we will repay $150,000 in loans made to us by our sponsor and EBC Holdings to cover a portion of the expenses of this offering. Additionally, members of our management team will be entitled to reimbursement for any out-of-pocket expenses related to identifying, investigating and completing a business combination. As a result, there may be actual or potential material conflicts of interest between members of our management team, our sponsor and its affiliates on one hand, and purchasers in this offering on the other.

•        Pursuant to a consultant agreement between us and Jennifer Calabrese, we have agreed to pay Ms. Calabrese a monthly fee of $4,000 to serve as our Chief Financial Officer, for a term that commenced on July 9, 2025 and will continue until the completion of our initial business combination (unless earlier terminated by either party). In addition, our sponsor has agreed to transfer 30,000 founder shares to Ms. Calabrese upon the completion of our initial business combination. We will also pay customary fees to Calabrese Consulting, an affiliate of Ms. Calabrese, for assistance with the preparation of our financial statements, pursuant to an engagement letter.

Additionally, EBC will be entitled to receive underwriting discounts and commissions of $2,000,000 (or $2,300,000 if the underwriters’ over-allotment option is exercised in full) upon the closing of this offering, deferred underwriting commissions of $3,500,000 (or $4,025,000 if the underwriters’ over-allotment option is exercised in full) upon consummation of our business combination and such other fees as we may agree upon with EBC in connection with any additional financial advisory, placement agency or other similar investment banking services it may provide to us in the future.

The conflicts described above may not be resolved in our favor.

In general, officers and directors of a corporation incorporated under the laws of Cayman Islands are required to present business opportunities to a corporation if:

•        the corporation could financially undertake the opportunity;

•        the opportunity is within the corporation’s line of business; and

•        it would not be fair to our company and its shareholders for the opportunity not to be brought to the attention of the corporation.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Furthermore, our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other.

We are not prohibited from pursuing a business combination with a business combination target that is affiliated with our initial shareholders, officers or directors or making the acquisition through a joint venture or other form of shared ownership with our sponsor, officers or directors. Our underwriting agreement with EBC and our amended and restated memorandum and articles of association provide that in such a circumstance we would obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions that our initial business combination is fair to our company from a financial point of view. We are not otherwise required to obtain such an opinion, so long as our board of directors believes that our directors have the financial skills and background to conclude that is business combination is fair from a financial perspective.

In the event that we submit our business combination to our shareholders for a vote, our initial shareholders have agreed to vote any founder shares and private shares held by them and any public shares purchased during or after the offering in favor of our business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor and directors	2,651,666 founder shares	$3,459
Sponsor	225,000 Private Units to be purchased simultaneously with the closing of this offering	$2,250,000
Sponsor or an affiliate thereof	$10,000 per month	Office space and administrative services provided to us.
Sponsor	Repayment in cash	$75,000 under an unsecured, non-interest-bearing promissory note.
Sponsor and our officers or directors, or affiliates thereof	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing a business combination.	Expenses incurred in connection with identifying, investigating and completing a business combination.
Sponsor and our officers or directors, or affiliates thereof	Up to 150,000 private units upon conversion of up to $1,500,000 in working capital loans, if any, at $10.00 per unit	Working capital loans to finance transaction costs in connection with a business combination
Sponsor and our officers or directors, or affiliates thereof	Payment in cash or securities	Payment of customary consulting, success or finder fees in connection with the consummation of a business combination
Jennifer Calabrese and Affiliate	$4,000 per month, plus 30,000 founder shares to be transferred from our sponsor upon the consummation of an initial business combination Payment in cash	Service as our Chief Financial Officer Customary fees for assisting with the preparation of our financial statements, pursuant to an engagement letter

Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the rights included in the units. See the section titled “Risk Factors — Risks Relating to our Securities — Our shareholders prior to this offering contributed an aggregate of $5,000, or approximately $0.001 per share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our ordinary shares.” Additionally, our sponsor has loaned us $75,000 to be used for a portion of the expenses of this offering, which amount will be repaid upon closing of this offering. We will also reimburse our sponsor or an affiliate thereof $10,000 per month for office space and administrative services made available to us, each as described elsewhere in this prospectus.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations assume (i) that no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) that no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with a business combination, (iii) that no working capital loans are converted into private units, as further described in this prospectus, (iv) that the issuance of 1/10th of a share for each right outstanding is not included in the dilution calculation, as such issuance will occur upon a business combination without the payment of additional consideration, (v) the number of shares included in the units offered hereby will be deemed to be 10,000,000 or 11,500,000 if the underwriters’ over-allotment option is exercised in full and (vi) the issuance of 3,833,333 founder shares and EBC founder shares (up to 500,000 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full) and 350,000 private shares (or 380,000 private shares if the underwriters’ over-allotment option is exercised in full). The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, including from potential sources of future dilution following this offering, which may not be included in the tables below with respect to the determination of net tangible book value per share, as adjusted. For example, in the event that following this offering we obtain working capital loans from our sponsor to finance transaction costs related to our business combination, up to $1,500,000 of such loans may be convertible into private units at a price of $10.00 per unit at the option of our sponsor. Should we seek to obtain additional financing to complete our business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the rights included in the public units or the private units:

Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	10.00	10.00	10.00	10.00
Net tangible book value before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders and sale of the private rights	7.15	6.50	5.49	3.65	(0.70)
Pro forma net tangible book value after this offering	7.13	6.48	5.47	3.63	(0.72)
Dilution to public shareholders	$2.87	3.52	4.53	6.37	10.72
Percentage of dilution to public shareholders	28.70%	35.20%	45.30%	63.70%	107.20%
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	10.00	10.00	10.00	10.00
Net tangible book value before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders and sale of the private rights	7.14	6.49	5.47	3.64	(0.70)
Pro forma net tangible book value after this offering	7.12	6.47	5.45	3.62	(0.72)
Dilution to public shareholders	$2.88	3.53	4.55	6.38	10.72
Percentage of dilution to public shareholders	28.80%	35.30%	45.50%	63.80%	107.20%

For purposes of presentation, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriters’ over-allotment option) by $100,000,000 because holders of up to 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two days prior to the commencement of our tender offer or shareholders meeting, including interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals), divided by the number of ordinary shares sold in this offering.

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(77,751)	$(77,751)	$(77,751)	$(77,751)	$(77,751)	$(77,751)	$(77,751)	$(77,751)	$(77,751)	$(77,751)
Net proceeds from this offering and the sale of the private placement units	101,000,000	116,000,000	101,000,000	116,000,000	101,000,000	116,000,000	101,000,000	116,000,000	101,000,000	116,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	64,326	64,326	64,326	64,326	64,326	64,326	64,326	64,326	64,326	64,326
Over-allotment liability	(127,400)		(127,400)		(127,400)		(127,400)		(127,400)
Less: Deferred underwriting commissions	(3,500,000)	(4,025,000)	(3,500,000)	(4,025,000)	(3,500,000)	(4,025,000)	(3,500,000)	(4,025,000)	(3,500,000)	(4,025,000)
Less: Amounts paid for redemptions	—	—	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
	$97,359,175	$111,961,575	$72,359,175	$83,211,575	$47,359,175	$54,461,575	$22,359,175	$25,711,575	$(2,640,825)	$(3,038,425)

Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—
Ordinary shares offered and sale of private placement units	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Private placement units	350,000	380,000	350,000	380,000	350,000	380,000	350,000	380,000	350,000	380,000
Less: Ordinary shares redeemed	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
	13,683,333	15,713,333	11,183,333	12,838,333	8,683,333	9,963,333	6,183,333	7,088,333	3,683,333	4,213,333